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                            PAHC HOLDINGS CORPORATION
                               65 CHALLENGER ROAD
                        RIDGEFIELD PARK, NEW JERSEY 07660


                                                               March 28, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  PAHC Holdings Corporation
     Registration Statement on Form S-4
     Filed March 28, 2005
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Ladies and Gentlemen:

       In connection with the above referenced Registration Statement on Form S-4, pursuant to which PAHC Holdings Corporation (the "Issuer") is offering to exchange (the "Exchange Offer") $29.0 million aggregate principal amount of 15% Senior Secured Notes due 2010 of the Issuer registered under the Securities Act of 1933, as amended (the "New Notes"), for a like aggregate principal amount of the Issuer's notes sold in a private offering, the undersigned, on behalf of the Issuer, states that the Issuer is registering the Exchange Offer in reliance on the Staff position enunciated in Exxon Capital Holdings Corporation, SEC No-Action Letter (May 13, 1988) (the "Exxon Capital Letter"); Morgan Stanley & Co. Incorporated, SEC No-Action Letter (June 5, 1991); and Shearman and Sterling, SEC No-Action Letter (July 2, 1993).

       In addition, on behalf of the Issuer, the undersigned represents that:

       (i) The Issuer has not entered into any arrangement or understanding with any person to distribute the New Notes to be received in the Exchange Offer and to the best of the Issuer's information and belief, each person (including any broker-dealer) participating in the Exchange Offer is acquiring the New Notes in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the New Notes to be received in the Exchange Offer.

       (ii) The Issuer will make each person participating in the Exchange Offer aware (through the exchange offer prospectus or otherwise) that if the Exchange Offer is being registered for the purpose of secondary resales, any securityholder using the Exchange Offer to
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Securities and Exchange Commission
March 28, 2005
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participate in a distribution of the securities to be acquired in the registered
Exchange Offer (1) could not rely on the staff position enunciated in the Exxon Capital Letter or similar letters and (2) must comply with registration and prospectus delivery requirements of the Securities Act of 1933, as amended with a secondary resale transaction. The Issuer acknowledges that such a secondary resale transaction should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

       (iii) The Issuer will include in the transmittal letter or similar documentation to be executed by an exchange offeree in order to participate in the Exchange Offer a representation to the effect that by accepting the Exchange Offer, the exchange offeree represents to the Issuer that the exchange offeree is not engaged in, and does not intend to engage in, a distribution of the New Notes.


                                     PAHC Holdings Corporation

                                     By: /s/ Richard G. Johnson
                                         ------------------------------
                                         Name:  Richard G. Johnson
                                         Title: Chief Financial Officer